Concentration of Risk (Details Textual)	12 Months Ended
	Jun. 30, 2019 USD ($) Customers	Jun. 30, 2018 USD ($) Customers	Jun. 30, 2017 Customers
Concentration of Risk (Textual)
Credit risk compensation	$ 73,000
Revenues [Member]
Concentration of Risk (Textual)
Number of customers | Customers	3	4	1
Revenues [Member] | Customer One [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	33.70%	17.20%	66.00%
Revenues [Member] | Customer Two [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	14.30%	15.70%
Revenues [Member] | Customer Three [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	13.60%	13.70%
Revenues [Member] | Customer Four [Member]
Concentration of Risk (Textual)
Concentration risk, percentage		13.00%
HKD [Member]
Concentration of Risk (Textual)
Credit risk compensation	$ 500,000
Hong Kong [Member]
Concentration of Risk (Textual)
Deposited in banks	1,736,989	$ 0
PRC [Member]
Concentration of Risk (Textual)
Deposited in banks	$ 267,636	$ 4,809,040